Cover	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2026
Entity File Number	1-07062
Entity Registrant Name	INNSUITES HOSPITALITY TRUST
Entity Central Index Key	0000082473
Entity Tax Identification Number	34-6647590
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	InnSuites Hospitality Centre
Entity Address, Address Line Two	1730 E. Northern Avenue
Entity Address, Address Line Three	Suite 122
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85020
City Area Code	(602)
Local Phone Number	944-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of beneficial interest without par value
Trading Symbol	IHT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false